Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts (1)
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 5,837	$ 7,133	$ 6,627
Additions Charged to Costs and Expenses	1,184	3,254	4,741
Deductions	2,567	4,550	4,235
Balance at End of Period	4,454	5,837	7,133
Deferred tax valuation allowance (1)
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	165,020	158,323	145,927
Additions Charged to Costs and Expenses	28,418	21,070	32,050
Deductions	33	14,373	19,654
Balance at End of Period	$ 193,405	$ 165,020	$ 158,323